Quarterly Holdings Report
for
Fidelity® Puritan® Fund
November 30, 2024
PUR-NPRT1-0125
1.809105.120
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $42,449,014)	4,235,479	42,735,982

Common Stocks - 66.6%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	194,100	38,018,098
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	736,011	45,846,591
CANADA - 0.7%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (d)	150,000	5,028,034
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd	634,511	21,468,366
Cenovus Energy Inc	1,735,296	27,379,515
South Bow Corp	284,214	7,413,660
		56,261,541
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (d)	227,111	26,254,032
Materials - 0.4%
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA (United States) (e)	1,028,981	86,866,576
Ivanhoe Mine Ltd Class A (d)	3,330,269	45,171,107
		132,037,683
TOTAL CANADA		219,581,290
CHINA - 0.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
JD.com Inc ADR	1,453,176	54,319,719
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	164,684	37,773,569
TOTAL CHINA		92,093,288
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc	1,278,600	33,665,538
FRANCE - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	151,551	10,355,397
Personal Care Products - 0.0%
L'Oreal SA	10,418	3,624,903
TOTAL CONSUMER STAPLES		13,980,300

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
EssilorLuxottica SA	128,525	31,211,159
TOTAL FRANCE		45,191,459
GERMANY - 0.3%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (d)	267,089	31,620,667
Information Technology - 0.2%
Software - 0.2%
SAP SE ADR	267,777	63,623,815
TOTAL GERMANY		95,244,482
ITALY - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA	1,175,754	116,482,316
Moncler SpA	294,612	14,430,203
Prada Spa	547,026	3,747,620
		134,660,139
Industrials - 0.1%
Electrical Equipment - 0.1%
Prysmian SpA	347,812	22,942,492
TOTAL ITALY		157,602,631
LUXEMBOURG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (d)(f)(g)	1,084,717	26,559,185
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (d)	221,210	136,387,026
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	154,700	8,536,846
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (d)	52,801	3,079,882
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,089,138	201,120,223
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC	412,447	14,131,978
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	868,068	27,231,293
Financials - 0.4%
Banks - 0.1%
Starling Bank Ltd Class D (b)(d)(h)	7,254,400	29,261,830
Capital Markets - 0.3%
3i Group PLC	34,706	1,637,956
London Stock Exchange Group PLC	679,838	97,433,507
		99,071,463
TOTAL FINANCIALS		128,333,293

Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	138,425	6,525,923
TOTAL UNITED KINGDOM		176,222,487
UNITED STATES - 62.8%
Communication Services - 5.7%
Entertainment - 0.8%
Electronic Arts Inc	120,900	19,787,703
Live Nation Entertainment Inc (d)	129,005	17,834,941
LiveOne Inc (d)(e)(i)	6,018,206	6,018,206
Netflix Inc (d)	183,880	163,066,623
PodcastOne Inc (d)	315,792	688,426
Spotify Technology SA (d)	91,761	43,766,327
		251,162,226
Interactive Media & Services - 4.8%
Alphabet Inc Class A	507,000	85,657,650
Alphabet Inc Class C	4,556,682	776,868,714
Meta Platforms Inc Class A	1,211,499	695,788,106
Reddit Inc Class B (d)	28,500	4,009,665
		1,562,324,135
Media - 0.0%
EchoStar Corp (b)	304,108	7,690,891
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	104,284	25,751,891
TOTAL COMMUNICATION SERVICES		1,846,929,143

Consumer Discretionary - 8.0%
Automobiles - 1.0%
General Motors Co	1,487,479	82,688,958
Neutron Holdings Inc (b)(d)(h)	4,168,198	216,329
Tesla Inc (d)	667,821	230,505,096
		313,410,383
Broadline Retail - 3.2%
Amazon.com Inc (d)	5,054,430	1,050,765,453
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (d)	7,700	2,681,679
Service Corp International/US	636,829	56,416,681
		59,098,360
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (d)	149,519	20,351,031
Cava Group Inc (d)	275,519	38,820,627
Hilton Worldwide Holdings Inc	115,897	29,372,936
Starbucks Corp	660,855	67,711,203
		156,255,797
Household Durables - 0.8%
Blu Homes Inc (b)(d)(h)	14,988,638	4,646
DR Horton Inc	600,689	101,384,290
Lennar Corp Class A	419,069	73,081,443
Toll Brothers Inc	498,364	82,314,782
		256,785,161
Specialty Retail - 2.0%
Best Buy Co Inc	88,000	7,920,000
Group 1 Automotive Inc	72,548	30,890,938
Home Depot Inc/The	462,321	198,395,811
Lowe's Cos Inc	978,429	266,553,413
Revolve Group Inc Class A (d)	198,857	7,174,761
RH (d)	239,594	92,277,233
TJX Cos Inc/The	404,461	50,836,703
Tractor Supply Co	32,041	9,089,070
		663,137,929
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc (d)	90,000	783,000
Ralph Lauren Corp Class A	128,614	29,761,280
Tory Burch LLC Class A (b)(d)(h)(j)	1,027,581	36,766,841
VF Corp (e)	1,730,513	35,008,278
		102,319,399
TOTAL CONSUMER DISCRETIONARY		2,601,772,482

Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp	16,921	16,445,181
Performance Food Group Co (d)	130,268	11,494,848
Target Corp	199,141	26,348,346
Walmart Inc	1,994,766	184,515,856
		238,804,231
Household Products - 0.1%
Clorox Co/The	272,267	45,514,874
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	274,034	19,763,332
Kenvue Inc	715,755	17,235,380
		36,998,712
Tobacco - 0.0%
Philip Morris International Inc	65,600	8,728,736
TOTAL CONSUMER STAPLES		330,046,553

Energy - 2.3%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	6,496,308	285,512,737
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp (d)	147,200	4,811,968
Energy Transfer LP	4,801,533	95,358,445
Enterprise Products Partners LP	972,278	33,475,532
Exxon Mobil Corp	2,533,113	298,806,009
ONEOK Inc	330,838	37,583,197
Range Resources Corp	260,300	9,303,122
		479,338,273
TOTAL ENERGY		764,851,010

Financials - 9.6%
Banks - 1.8%
Citizens Financial Group Inc	688,603	33,149,348
JPMorgan Chase & Co	553,266	138,161,586
M&T Bank Corp	526,993	115,933,190
PNC Financial Services Group Inc/The	305,846	65,671,253
Wells Fargo & Co	2,859,025	217,771,934
		570,687,311
Capital Markets - 3.4%
Ares Management Corp Class A	617,061	109,053,191
Bank of New York Mellon Corp/The	1,127,269	92,289,513
Blackrock Inc	96,763	98,969,196
Blue Owl Capital Inc Class A (e)	3,182,532	75,521,484
Coinbase Global Inc Class A (d)	175,800	52,071,960
Evercore Inc Class A	17,207	5,298,035
Goldman Sachs Group Inc/The	192,550	117,180,154
Intercontinental Exchange Inc	334,301	53,809,089
KKR & Co Inc Class A	1,169,520	190,479,723
Moody's Corp	56,795	28,396,364
Morgan Stanley	1,079,697	142,098,923
MSCI Inc	16,262	9,913,803
Northern Trust Corp	295,102	32,803,538
State Street Corp	693,424	68,309,198
Tulco LLC (b)(d)(h)(j)	42,857	35,129,026
		1,111,323,197
Consumer Finance - 0.6%
American Express Co	331,608	101,034,326
Capital One Financial Corp	326,337	62,659,967
Discover Financial Services	215,587	39,329,536
		203,023,829
Financial Services - 2.6%
Apollo Global Management Inc	1,245,764	218,046,073
Berkshire Hathaway Inc Class B (d)	110,269	53,262,132
Block Inc Class A (d)	173,300	15,345,715
Mastercard Inc Class A	662,764	353,213,447
New Moda LLC (d)(h)	62,880	18,235
PayPal Holdings Inc (d)	901,817	78,250,661
Visa Inc Class A	382,593	120,547,402
		838,683,665
Insurance - 1.2%
Arthur J Gallagher & Co	315,897	98,635,679
Chubb Ltd	594,631	171,687,809
Hartford Financial Services Group Inc/The	135,678	16,730,453
Marsh & McLennan Cos Inc	338,311	78,904,275
The Travelers Companies, Inc.	105,341	28,024,920
		393,983,136
TOTAL FINANCIALS		3,117,701,138

Health Care - 5.8%
Biotechnology - 0.9%
Alnylam Pharmaceuticals Inc (d)	150,664	38,128,538
Avidity Biosciences Inc (d)	314,185	13,519,381
Blueprint Medicines Corp (d)	18,047	1,739,370
Exact Sciences Corp (d)	647,913	40,222,439
Gilead Sciences Inc	1,667,206	154,349,931
Madrigal Pharmaceuticals Inc (d)(e)	56,420	18,516,480
Moderna Inc (d)	332,864	14,333,124
Nuvalent Inc Class A (d)	187,442	18,121,893
Scholar Rock Holding Corp (d)	115,300	4,600,470
		303,531,626
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp (d)	2,998,842	271,875,017
Glaukos Corp (d)	349,465	50,200,647
Insulet Corp (d)	437,044	116,594,598
Intuitive Surgical Inc (d)	252,021	136,595,382
Stryker Corp	228,163	89,474,120
		664,739,764
Health Care Providers & Services - 1.5%
Tenet Healthcare Corp (d)	25,362	3,618,650
UnitedHealth Group Inc	816,448	498,196,570
		501,815,220
Life Sciences Tools & Services - 0.6%
Bruker Corp	616,573	35,730,405
Danaher Corp	129,610	31,066,220
Thermo Fisher Scientific Inc	231,555	122,638,475
		189,435,100
Pharmaceuticals - 0.7%
Eli Lilly & Co	289,140	229,967,499
TOTAL HEALTH CARE		1,889,489,209

Industrials - 8.5%
Aerospace & Defense - 1.3%
Boeing Co (d)	353,880	55,007,107
BWX Technologies Inc	25,667	3,358,527
GE Aerospace	214,157	39,010,839
General Dynamics Corp	460,929	130,908,445
Howmet Aerospace Inc	605,844	71,719,813
Space Exploration Technologies Corp (b)(d)(h)	411,220	48,079,843
Space Exploration Technologies Corp Class C (b)(d)(h)	56,070	6,555,704
Standardaero Inc	107,317	3,075,705
TransDigm Group Inc	26,783	33,558,296
Woodward Inc	87,792	15,830,653
		407,104,932
Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc	116,640	12,314,851
FedEx Corp	171,725	51,976,006
		64,290,857
Building Products - 1.8%
AZEK Co Inc/The Class A (d)	232,806	12,366,655
Builders FirstSource Inc (d)	138,184	25,767,170
Carrier Global Corp	2,441,954	188,933,981
Fortune Brands Innovations Inc	469,425	36,755,978
Trane Technologies PLC	771,346	321,049,632
		584,873,416
Commercial Services & Supplies - 0.2%
ACV Auctions Inc Class A (d)	269,610	6,098,578
Cintas Corp	238,346	53,816,143
		59,914,721
Construction & Engineering - 0.0%
EMCOR Group Inc	32,200	16,425,863
Electrical Equipment - 2.0%
Eaton Corp PLC	646,172	242,585,892
GE Vernova Inc	1,101,234	367,944,305
Hubbell Inc	76,371	35,137,533
		645,667,730
Ground Transportation - 0.5%
Norfolk Southern Corp	402,322	110,980,524
Uber Technologies Inc (d)	764,363	55,003,561
		165,984,085
Industrial Conglomerates - 0.4%
3M Co	869,735	116,135,715
Machinery - 0.7%
Allison Transmission Holdings Inc	232,753	27,581,231
Cummins Inc	50,556	18,960,522
Parker-Hannifin Corp	82,848	58,233,859
Pentair PLC	407,810	44,447,212
Stanley Black & Decker Inc	355,248	31,776,934
Westinghouse Air Brake Technologies Corp	293,186	58,818,975
		239,818,733
Professional Services - 0.5%
Equifax Inc	110,877	29,000,988
Leidos Holdings Inc	218,139	36,080,191
Paycom Software Inc	79,500	18,437,640
TransUnion	727,514	73,842,671
		157,361,490
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies Inc	71,232	19,568,855
United Rentals Inc	159,855	138,434,430
Watsco Inc	166,373	91,771,347
WW Grainger Inc	47,253	56,955,931
		306,730,563
TOTAL INDUSTRIALS		2,764,308,105

Information Technology - 16.4%
Communications Equipment - 0.1%
Arista Networks Inc (d)	48,900	19,844,598
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	1,352,453	98,255,710
Flex Ltd (d)	169,273	6,596,569
		104,852,279
IT Services - 0.2%
IBM Corporation	199,662	45,405,135
X Holdings Corp Class A (b)(d)(h)	172,430	5,084,961
		50,490,096
Semiconductors & Semiconductor Equipment - 7.0%
Analog Devices Inc	434,627	94,770,417
Broadcom Inc	1,607,773	260,587,848
Marvell Technology Inc	3,472,832	321,896,798
Micron Technology Inc	260,747	25,540,169
NVIDIA Corp	11,191,893	1,547,279,208
Onto Innovation Inc (d)	77,472	12,719,353
Teradyne Inc	208,954	22,984,940
		2,285,778,733
Software - 4.5%
Applied Intuition Inc Class A (b)(h)	38,409	2,377,901
AppLovin Corp Class A (d)	34,413	11,588,578
Atom Tickets LLC (b)(d)(h)(j)	2,580,511	25
Autodesk Inc (d)	195,700	57,124,830
Fair Isaac Corp (d)	13,341	31,685,275
HubSpot Inc (d)	32,311	23,297,847
Microsoft Corp	2,869,443	1,215,094,333
Oracle Corp	153,300	28,335,972
Servicenow Inc (d)	9,349	9,811,215
Zoom Communications Inc Class A (d)	1,010,302	83,541,872
		1,462,857,848
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	5,949,105	1,411,901,090
TOTAL INFORMATION TECHNOLOGY		5,335,724,644

Materials - 2.4%
Chemicals - 1.0%
Air Products and Chemicals Inc	41,500	13,874,694
CF Industries Holdings Inc	707,422	63,427,457
Linde PLC	330,435	152,327,231
Sherwin-Williams Co/The	185,917	73,883,416
		303,512,798
Construction Materials - 0.2%
Martin Marietta Materials Inc	90,441	54,264,600
Vulcan Materials Co	90,427	26,054,732
		80,319,332
Containers & Packaging - 0.7%
Ball Corp	261,840	16,275,974
International Paper Co	3,624,041	213,202,332
		229,478,306
Metals & Mining - 0.4%
Freeport-McMoRan Inc	2,693,316	119,044,568
Newmont Corp	181,878	7,627,963
		126,672,531
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	269,495	31,854,308
TOTAL MATERIALS		771,837,275

Real Estate - 1.9%
Office REITs - 0.1%
BXP Inc	294,304	24,129,984
Real Estate Management & Development - 0.7%
CBRE Group Inc Class A (d)	874,574	122,431,614
Jones Lang LaSalle Inc (d)	55,171	15,480,983
Zillow Group Inc Class C (d)(e)	1,129,407	95,672,067
		233,584,664
Residential REITs - 0.3%
Camden Property Trust	135,529	17,049,548
Equity Residential	1,103,257	84,575,682
		101,625,230
Retail REITs - 0.3%
Macerich Co/The	99,459	2,109,525
Simon Property Group Inc	460,929	84,626,565
		86,736,090
Specialized REITs - 0.5%
Equinix Inc	11,500	11,287,020
Public Storage Operating Co	433,432	150,856,008
		162,143,028
TOTAL REAL ESTATE		608,218,996

Utilities - 1.2%
Electric Utilities - 1.0%
Constellation Energy Corp	269,846	69,231,690
Edison International	311,463	27,330,878
FirstEnergy Corp	471,238	20,051,177
NextEra Energy Inc	1,470,348	115,672,278
NRG Energy Inc	107,784	10,951,932
PG&E Corp	2,016,859	43,624,660
Southern Co/The	39,242	3,497,639
		290,360,254
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	467,090	74,659,666
Multi-Utilities - 0.0%
Sempra	120,100	11,249,767
TOTAL UTILITIES		376,269,687

TOTAL UNITED STATES		20,407,148,242
TOTAL COMMON STOCKS (Cost $12,818,629,545)		21,686,297,268

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(h)	1,370,500	3,125,288
Neutron Holdings Inc 4% 6/12/2027 (b)(h)	354,000	807,262

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,724,500)		3,932,550

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(d)(h)	145,676	34,972,437
UNITED STATES - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(h)	38,589,900	2,002,816
Neutron Holdings Inc Series 1D (b)(d)(h)	40,824,742	2,118,804
		4,121,620
Textiles, Apparel & Luxury Goods - 0.1%
Goop Intl Inc (b)(d)(h)	1,881,874	11,253,607
Goop Intl Inc (b)(d)(h)	342,241	2,046,601
		13,300,208
TOTAL CONSUMER DISCRETIONARY		17,421,828

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Class B (b)(d)(h)	8,512,822	14,340
Industrials - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp Series H (b)(d)(h)	51,921	60,706,033
Information Technology - 0.0%
Software - 0.0%
Applied Intuition Inc Series A2 (b)(h)	49,998	3,095,376
Applied Intuition Inc Series B2 (b)(h)	24,108	1,492,526
		4,587,902
TOTAL UNITED STATES		82,730,103
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $69,369,332)		117,702,540

Fixed-Income Funds - 32.6%
	Shares	Value ($)
Fidelity High Income Central Fund (k)	10,019,724	1,087,540,818
Fidelity Investment Grade Bond Central Fund (k)	96,316,488	9,517,995,316
TOTAL FIXED-INCOME FUNDS (Cost $11,394,369,077)		10,605,536,134

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.64	96,848,269	96,867,638
Fidelity Securities Lending Cash Central Fund (l)(m)	4.64	109,991,788	110,002,787
TOTAL MONEY MARKET FUNDS (Cost $206,870,103)			206,870,425

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $24,533,411,571)	32,663,074,899
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(110,621,316)
NET ASSETS - 100.0%	32,552,453,583

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $335,539,071 or 1.0% of net assets.

(c)	Affiliated Fund
(d)	Non-income producing
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,559,185 or 0.1% of net assets.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $26,559,185 or 0.1% of net assets.

(h)	Level 3 security
(i)	Affiliated company
(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	2,292,821

Applied Intuition Inc Series A2	7/02/24	2,984,626

Applied Intuition Inc Series B2	7/02/24	1,439,125

Atom Tickets LLC	8/15/17	15,323,859

Blu Homes Inc	5/21/20	25,924

ByteDance Ltd Series E1	11/18/20	15,962,328

EchoStar Corp	9/30/24	8,527,188

Fidelity Private Credit Company LLC	6/06/22 - 11/19/24	42,449,014

Get Credit Healthy Inc Class B	8/17/23	18,162

Goop Intl Inc	6/21/19	4,999,987

Goop Intl Inc	12/15/17	19,999,992

Neutron Holdings Inc	2/04/21	41,686

Neutron Holdings Inc 4% 5/22/2027	6/04/20	1,370,500

Neutron Holdings Inc 4% 6/12/2027	6/12/20	354,000

Neutron Holdings Inc Series 1C	7/03/18 - 1/25/19	7,055,777

Neutron Holdings Inc Series 1D	7/03/18 - 1/25/19	9,900,000

Space Exploration Technologies Corp	9/11/17	5,551,470

Space Exploration Technologies Corp Class C	9/11/17	756,945

Space Exploration Technologies Corp Series H	8/04/17	7,009,335

Starling Bank Ltd Class D	6/18/21 - 4/05/22	13,909,905

Tory Burch LLC Class A	12/31/12 - 5/14/15	66,064,703

Tulco LLC	8/24/17 - 12/14/17	14,332,770

X Holdings Corp Class A	10/25/22	17,243,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	174,345,150	1,349,371,575	1,426,849,087	2,404,135	-	-	96,867,638	0.2%
Fidelity High Income Central Fund	1,055,860,496	17,942,029	5,726,474	17,940,950	757,814	18,706,953	1,087,540,818	75.3%
Fidelity Investment Grade Bond Central Fund	9,109,051,079	597,715,713	103,511,619	97,711,959	(4,255,670)	(81,004,187)	9,517,995,316	23.2%
Fidelity Securities Lending Cash Central Fund	197,843,545	205,593,048	293,433,806	20,980	-	-	110,002,787	0.4%
Total	10,537,100,270	2,170,622,365	1,829,520,986	118,078,024	(3,497,856)	(62,297,234)	10,812,406,559

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Company LLC	14,733,496	27,697,145	181,016	787,129	(5,893)	492,250	42,735,982
	14,733,496	27,697,145	181,016	787,129	(5,893)	492,250	42,735,982

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
LiveOne Inc	11,576,493	-	460,446	-	(2,096,951)	(3,000,890)	6,018,206
Total	11,576,493	-	460,446	-	(2,096,951)	(3,000,890)	6,018,206

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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